S000031369 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	133 Months Ended	171 Months Ended	294 Months Ended	577 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.66%		4.28%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%
C000253701 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	0.72%		2.40%
Performance Inception Date	Oct. 02, 2024
C000097542 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.63%	0.09%		2.07%
Performance Inception Date									Nov. 24, 1976
C000097542 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.63%	0.07%		2.01%
Performance Inception Date									Nov. 24, 1976
C000097542 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	0.73%		2.31%
Performance Inception Date									Nov. 24, 1976
C000097544 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	(0.09%)		1.63%
Performance Inception Date								Jun. 26, 2000
C000097545 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	0.97%		2.65%
Performance Inception Date							Sep. 27, 2010
C000136872 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.03%	0.98%		2.63%
Performance Inception Date						Dec. 11, 2013
C000175787 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	1.01%		2.63%
Performance Inception Date				Mar. 01, 2017